Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012
Components of deferred tax assets and liabilities
Accrued property expenses	$ 194	$ 146
Other accrued expenses	119	108
Deferred revenue	153	128
Compensation and benefits	95	103
Stock-based compensation	137	157
Loss and credit carryforwards	266	310
Other	125	121
Total deferred tax assets	1,089	1,073
Valuation allowance	(228)	(204)
Total deferred tax assets after valuation allowance	861	869
Property and equipment	(343)	(376)
Goodwill and intangibles	(127)	(118)
Inventory	(90)	(85)
Other	(22)	(27)
Total deferred tax liabilities	(582)	(606)
Net deferred tax assets	279	263
Other current assets	228	226
Other assets	66	53
Deferred Tax Liabilities, Net, Current	(5)	0
Other long-term liabilities	(10)	(16)
Net deferred tax assets	$ 279	$ 263